Intangible Assets - Narrative (Details)	12 Months Ended
Dec. 31, 2022 USD ($)
Intangible Assets
Write-off	$ (162,500)
Sonde
Intangible Assets
Decrease through loss of control of subsidiary, net assets	$ (17,500)